OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of other expenses (income)

		Years ended December 31,
	Notes	2023	2022
Changes in asset retirement obligations at closed mines	15(a)	$9.7	$1.6
Write-down of assets		1.3	0.6
Forfeiture of carbon fines	15(b)	13.5	—
Settlement of carbon fines	15(b)	15.0	—
Other		10.0	6.9
		$49.5	$9.1